Financial Instruments and Management of Financial Risks (Details Narrative) - ILS (₪) ₪ in Thousands		12 Months Ended
	Dec. 19, 2022	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Investments		₪ 157
Credit maturity period	The loan term is 7.5 years
Loans		₪ 227,000
Borrowings, interest rate		2.42%
Lease maturity period		2025 - 2036
Fair value assets of investments		₪ 2,770	₪ 2,895
Market risk [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis description		the sensitivity to an increase or decrease of 1.5% in the relevant exchange rate. This metric represents the estimate of management regarding reasonably possible changes to the exchange rate. The sensitivity analysis includes current balances of monetary items denominated in foreign currency, and adjusts the translation thereof at the end of the period to a change of 1.5% in foreign currency rates.
Investees [Member]
IfrsStatementLineItems [Line Items]
Fair value assets of investments		₪ 2,770
Customer Credit [Member]
IfrsStatementLineItems [Line Items]
Credit maturity period		90
Loans		₪ 56,000
Borrowings, interest rate		7.00%